Investments accounted for using the equity method - Summarised balance sheet (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	¥ 62,336,000	¥ 12,161,000
Total current liabilities	(411,380,000)	(543,836,000)
Total non-current assets	449,095,000	468,773,000
Net assets	¥ 33,629,000
Associates
Current
Cash and cash equivalents		33,000
Other current assets (excluding cash and cash equivalents)		4,611,000
Total current assets		4,644,000
Other current liabilities (including trade payables)		(2,654,000)
Total current liabilities		(2,654,000)
Total non-current assets		300,000
Net assets		¥ 2,290,000